Investment Properties, Net	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]	INVESTMENT PROPERTIES, NET

Total
(US$ in millions)
At January 1, 2018
Cost	$1,626
Accumulated depreciation	(315)
At January 1, 2018	1,311

Year ended December 31, 2018
Opening net book amount	1,311
Additions	62
Adjustments to project costs	5
Disposals	(92)
Transfers(i)	(609)
Depreciation	(45)
Exchange difference	(3)
Closing net book amount	629

At January 1, 2019
Cost	988
Accumulated depreciation	(359)
At January 1, 2019	$629

Year ended December 31, 2019
Opening net book amount	$629
Additions	6
Transfers	6
Depreciation	(57)
Exchange difference	3
Closing net book amount	587

At December 31, 2019
Cost	1,004
Accumulated depreciation	(417)
At December 31, 2019	$587

(i)Pursuant to IAS 40 Investment Property, an entity shall transfer a property to/or from investment property when and only when there is a change in use. Subsequent to the Board’s approval in October 2017 to introduce approximately 370 new suites in the Londoner Court and approximately 290 new suites in The Grand Suites at Four Seasons, observable actions have taken place to support management’s intention to convert the Londoner Court and The Grand Suites at Four Seasons to owner-occupied assets. As a result, during the year ended December 31, 2018, the assets pertaining to the Londoner Court and The Grand Suites at Four Seasons with an aggregate carrying amount of US$609 million were transferred from investment properties to property and equipment.
12.INVESTMENT PROPERTIES, NET (CONTINUED)
(a)Measuring investment property at fair value
The Group engaged an independent professional valuer, Knight Frank Petty Limited, to perform the valuation of the Group’s investment properties, which are located in Macao, on an annual basis. Knight Frank Petty Limited is a professionally qualified independent external valuer, and had appropriate recent experience in the relevant location and category of the properties being valued. In determining the fair value of the investment properties, the valuer uses assumptions and estimates that reflect, amongst other factors, comparable market transactions in an active market, lease/right-of-use income from current leases/right-of-use and assumptions about lease/right-of- use income from future leases/rights-of-use in light of current market conditions, capitalization rates, terminal yield and reversionary income potential. Valuations were based on income and an open market value approach for all completed properties as follows:

	December 31,
	2018	2019
	(US$ in millions)
Fair value of the investment properties	$8,243	$8,354

In estimating the fair value of the properties, the highest and best use of the properties is their current use. The fair value estimate of the Group’s investment properties is a Level 3 input.

(b)Amounts recognized in profit or loss for investment properties

	Year ended December 31,
	2017	2018	2019
	(US$ in millions)
Mall income	$479	$507	$531
Direct operating expenses arising from investment properties that generate right-of-use income	$55	$51	$50
Direct operating expenses that did not generate right-of-use income	$2	$5	$5

(c)Leasing arrangements
The investment properties are leased to mall tenants under operating leases with rentals payable on a monthly basis. Lease payments in the mall leasing contracts include variable lease payments that depend on turnover of the retail store. Where necessary to reduce credit risk, the Group may obtain bank guarantees for the term of a lease or cash security deposit at the commencement of a lease. There is no residual value guarantee for our current mall leases.
The future aggregate minimum lease/base fee receivables under non-cancelable agreements are as follows:

	December 31,
	2018	2019
	(US$ in millions)
No later than 1 year	$331	$361
1 to 2 years	257	289
2 to 3 years	188	205
3 to 4 years	124	67
4 to 5 years	33	42
Later than 5 years	59	47
	$992	$1,011
Turnover fees, representing variable lease income, earned during the years ended December 31, 2017, 2018 and 2019 were US$28 million, US$64 million and US$74 million, respectively.